Provisions - Schedule of Total Expenses Recognized in the Consolidated Statements of Loss and Other Comprehensive Income/(loss) (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Total Expenses Recognised in the Consolidated Statement of Profit or Loss [Abstract]
Current service cost			$ 67,548	$ 49,109	$ 69,689
Interest cost			11,583	7,563	5,687
Net benefit expenses recognized in general, administrative and other operating expenses	$ 31,488	$ 20,002	$ 79,131	$ 56,672	$ 75,376